Share capital (Details) - shares			1 Months Ended	12 Months Ended
		Aug. 13, 2015	Jul. 29, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Balance (in shares)				31,884,420
Issued to Lincoln Park Capital Fund, LLC		2,875,000	11,500,000	291,833
Balance (in shares)				34,637,312	31,884,420
Common Stock [Member]
Balance (in shares)				31,884,420	20,147,337		16,591,002
Issued through at-the-market offering	[1]			1,958,598			554,247
Issued through common share offering					11,500,000	[2]	2,875,000	[3]
Issued to Lincoln Park Capital Fund, LLC				2,453,051	11,708,856		3,429,247
Issued for cash upon exercise of options				215,000			109,411
Issued upon exercise of options in cashless transaction				50,495			10,431
Issued upon vesting of restricted share units, net of tax				34,346	28,227		7,246
Balance (in shares)				34,637,312	31,884,420		20,147,337
Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Issued to Lincoln Park Capital Fund, LLC	[4]			494,453	208,856

[1]	On February 18, 2014, the Company completed a prospectus supplement under which the Company may issue common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $8,900. During the year ended December 31, 2015, the Company issued 554,247 common shares under this prospectus supplement for gross proceeds of $5,334. On March 1, 2016, the Company filed a short form base shelf prospectus with the securities regulatory authorities in Canada, other than Quebec, and the United States Securities and Exchange Commission (the “SEC”) under a registration statement on Form F-10 (together, the “Base Shelf Prospectuses”). The Base Shelf Prospectuses provide for the potential offering in Canada and the United States of up to an aggregate of $250,000 of the Company’s common shares, preferred shares, debt securities, warrants, subscription receipts and units from time to time over a 25-month period. On March 7, 2016, the Company filed an Amended and Restated At Market Issuance Sales Agreement (the “Sales Agreement”) with FBR Capital Markets & Co. (“FBR”) and MLV & Co. LLC (“MLV”). The Company entered into the Sales Agreement only as a result of the acquisition by FBR of MLV. The Company also filed a prospectus supplement, in connection with the filing of the Base Shelf Prospectuses, pertaining to the Sales Agreement under which the Company may issue common shares through ATM offerings with FBR and MLV as agents, up to an aggregate of $6,900. During the year ended December 31, 2016, no shares were issued under this prospectus supplement. During the year ended December 31, 2017, 1,666,765 common shares were issued for gross proceeds of $6,890 under this prospectus supplement. On August 10, 2017, the Company filed a new prospectus supplement under which the Company may issue common shares through at-the-market offerings up to an aggregate of $10,700. During the year ended December 31, 2017, 291,833 common shares were issued for gross proceeds of $630 under this prospectus supplement. As at December 31, 2017, $10,070 remains available under this prospectus supplement.
[2]	On July 29, 2016, the Company closed an underwritten public offering of 11,500,000 common shares from treasury at a price of $3.00 per common share for gross proceeds of $34,500.
[3]	On August 13, 2015, the Company completed a prospectus offering of 2,875,000 common shares from treasury at a price of $8.00 per common share for gross proceeds of $23,000.
[4]	On January 12, 2016, the Company completed a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”) which allows LPC to purchase up to an aggregate value of $20,000 worth of common shares in the capital of the Company. In consideration for entering into the agreement, the Company issued 48,856 common shares to LPC as a commitment fee. No proceeds were received for these shares which were valued at $335 and recorded as a share issuance cost. During the year ended December 31, 2016, the Company issued 160,000 common shares under the Purchase Agreement to LPC for gross proceeds $841. On March 7, 2016, the Company filed a prospectus supplement, in connection with the filing of the Base Shelf Prospectuses, pertaining to the Purchase Agreement, under which the Company may sell its common shares to LPC up to an aggregate of $6,900. On December 22, 2016, the Company filed an amendment to this prospectus supplement. The Company’s closing share price must be equal to or greater than $1.00 in order for a purchase to be effected. During the year ended December 31, 2017, the Company issued 494,453 common shares under the Purchase Agreement to LPC for gross proceeds of $967.